Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (54,237)	$ (105,452)
Adjustments to reconcile net loss to net cash flows
Depreciation and amortization	75,409	68,800
Amortization of debt transaction costs	7,707	7,069
Foreign currency (gain) loss on debt	(11,595)	23,845
Share based compensation expense	18,536	14,208
Interest income	(23,389)	(20,189)
Interest expense	69,169	79,635
Other	5,212	0
Changes in working capital:
Increase in deferred revenue	815,130	703,005
Changes in other liabilities and assets	(153,351)	(166,125)
Increase in inventories	(22,293)	(273)
Changes in deferred tax assets and liabilities	2,335	1,257
Changes in other non-current assets and other non-current liabilities	16,362	(16,202)
Income taxes paid	(2,829)	(1,693)
Net cash flow from operating activities	742,166	587,885
Cash flows from investing activities
Investments in property, plant and equipment and intangible assets	(530,931)	(146,294)
Loan to related party	(36,882)	0
Proceeds from repayment of related party loan	31,251	0
Interest received	23,532	16,198
Net cash flow used in investing activities	(513,030)	(130,096)
Cash flows from financing activities
Repayment of long-term debt	(234,909)	(54,054)
Proceeds from long-term debt	336,073	0
Transaction costs incurred for long-term debt	(3,662)	0
Proceeds from issuance of ordinary shares from equity plans	5,115	5,457
Principal payments for lease liabilities	(6,854)	(7,346)
Interest payments for lease liabilities	(4,570)	(4,885)
Interest paid	(83,183)	(122,815)
Other	(559)	(867)
Net cash flow from (used in) financing activities	7,451	(184,510)
Change in cash and cash equivalents	236,587	273,279
Effect of exchange rate changes on cash and cash equivalents	837	2,604
Net increase in cash and cash equivalents	237,424	275,883
Cash and cash equivalents at January 1	3,803,944	2,489,672
Cash and cash equivalents at March 31	4,046,703	$ 2,765,555
Amendments to IFRS 9 and IFRS 7
Cash flows from financing activities
Cash and cash equivalents at January 1	$ 3,809,279